Financial instruments and financial risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Total financial assets	€ 3,791.4	€ 3,952.7	€ 4,504.9
Total Fair Value	536.2	214.7	309.3
Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets		3,738.0	4,195.6
Amortised Cost
Disclosure of financial assets [line items]
Total financial assets	3,255.2
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	536.2	214.7	309.3
Cash and cash equivalents [Member]
Disclosure of financial assets [line items]
Total financial assets	1,675.6	1,515.0	1,224.0
Cash and cash equivalents [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets		1,515.0	1,224.0
Cash and cash equivalents [Member] | Amortised Cost
Disclosure of financial assets [line items]
Total financial assets	1,675.6
Cash > 3 months [Member]
Disclosure of financial assets [line items]
Total financial assets	1,484.4	2,130.5	2,904.5
Cash > 3 months [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets		2,130.5	2,904.5
Cash > 3 months [Member] | Amortised Cost
Disclosure of financial assets [line items]
Total financial assets	1,484.4
Restricted cash [Member]
Disclosure of financial assets [line items]
Total financial assets	34.9	34.6	11.8
Restricted cash [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets		34.6	11.8
Restricted cash [Member] | Amortised Cost
Disclosure of financial assets [line items]
Total financial assets	34.9
Foreign currency forward contracts [Member]
Disclosure of financial assets [line items]
Total financial assets	527.7	4.6	239.4
Total Fair Value	527.7	4.6	239.4
Foreign currency forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	527.7	4.6	239.4
Currency swap contract [member]
Disclosure of financial assets [line items]
Total financial assets	4.0
Total Fair Value	4.0
Currency swap contract [member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	4.0
Interest rate swaps [Member]
Disclosure of financial assets [line items]
Total financial assets		0.3	11.7
Total Fair Value		0.3	11.7
Interest rate swaps [Member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		0.3	11.7
Commodity forward contracts [Member]
Disclosure of financial assets [line items]
Total financial assets	4.5	209.8	58.2
Total Fair Value	4.5	209.8	58.2
Commodity forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	4.5	209.8	58.2
Trade receivables [Member]
Disclosure of financial assets [line items]
Total financial assets	59.5	57.6	54.3
Trade receivables [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets		57.6	54.3
Trade receivables [Member] | Amortised Cost
Disclosure of financial assets [line items]
Total financial assets	59.5
Other assets [Member]
Disclosure of financial assets [line items]
Total financial assets	0.8	0.3	1.0
Other assets [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets		€ 0.3	€ 1.0
Other assets [Member] | Amortised Cost
Disclosure of financial assets [line items]
Total financial assets	€ 0.8